Marketable debt securities	12 Months Ended
Dec. 31, 2022
Marketable Debt Securities
Marketable debt securities

18.	Marketable debt securities

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial liabilities at amortized cost	107,120,875	79,036,792	56,875,514
Total	107,120,875	79,036,792	56,875,514

Type:
Real estate credit notes - LCI (1)	26,076,306	21,459,182	18,846,138
Eurobonds	14,508,126	12,952,068	9,399,277
Treasury Bills (2)	33,713,048	25,074,264	12,749,911
Agribusiness credit notes - LCA	24,045,319	16,989,434	14,746,831
Guaranteed Real Estate Credit Notes (3)	8,778,076	2,561,845	1,133,356
Total	107,120,875	79,036,792	56,875,514
(1)	Real estate credit notes are fixed income securities backed by real estate credits and guaranteed by mortgage or fiduciary alienation of real estate. As of December 31, 2022, they mature between 2023 and 2028 (2021 - with maturity between 2022 and 2028 and 2020 - with maturity between 2021 and 2027).
(2)	The main characteristics of financial bills are a minimum term of two years, a minimum face value of R$50 and permission for early redemption of only 5% of the amount issued. As of December 31, 2022, they mature between 2023 and 2032 (2021 – with maturity between 2022 and 2031 and 2020 – with maturity between 2021 and 2025).
(3)	Guaranteed Real Estate Bills are fixed income securities backed by Real Estate credits guaranteed by the issuer and by a pool of real estate credits separate from the issuer's other assets. On December 31, 2022, they mature between 2023 and 2035 (12/31/2021 - with maturity between 2022 and 2035).

Indexers:	Domestic	Abroad

Treasury Bills	100% to 112% of CDI	-
	100% of IPCA	-
	Pre fixed: 4.26% to 14.35%	-
Real estate credit notes - LCI	86% to 105.8% of CDI	-
	Pre fixed: 3.90% of 14.36%	-
	100% of IPCA	-
	1.5% to 1.7% of IPCA	-
	100% of TR	-
Agribusiness credit notes - LCA	70% to 104% of CDI	-
	5.37% to 14.07% of SELIC	-
Guaranteed Real Estate Credit Notes - LIG	6% to 106% of CDI	-
	95% to 108.5% of IPCA	-
Eurobonds	-	0% a 9%
	-	CDI+6,4%

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2022	2021	2020

Real	92,612,749	66,084,725	47,490,706
US dollar	14,508,126	12,952,068	9,384,808
Total	107,120,875	79,036,792	56,875,514

	Average interest (%)
Currency:	2022	2021	2020

Real	12.3%	5.4%	2.5%
US dollar	5.2%	5.7%	5.2%
Total	8.8%	5.6%	3.9%

The changes in the balance "Bonds for securities" were as follows:

Thousand of reais	2022	2021	2020

Balance at beginning of the year	79,036,792	56,875,514	73,702,474
Issuances	60,583,109	101,784,961	60,047,656
Payments	(39,154,639)	(97,220,580)	(82,900,914)
Interest (Note 32)	6,951,908	4,536,849	2,785,942
Exchange differences and Others	(296,295)	13,060,048	3,240,356
Balance at end of the year	107,120,875	79,036,792	56,875,514
(1)	In 2020, the Exchange Rate linked to “Obligations for bonds and securities” are related to Eurobonds.

On December 31, 2022, 2021 and 2020, none of these instruments were converted into Bank shares or obtained privileges or rights that, under certain circumstances, would make them convertible into shares.

Note 43-d contains details of the corresponding residual maturity periods of the financial liability at amortized cost in each year.

The composition of "Eurobonds and other securities" is as follows:

Issuance	Maturity Until	Interest Rate (p.a.)	2022	2021	2020
2018	2025	4.4%	-	306,253	4,213,777
2019	2027	Until 6.4% + CDI	32,204	1,189,699	1,279,506
2020	2027	Until 6.4% + CDI	90,069	3,363,551	3,905,993
2021	2031	Until 9% + CDI	6,306,335	8,092,563	-
2022	2035	Until 9% + CDI	8,079,519	-	-
Total			14,508,127	12,952,066	9,399,276